OTHER FINANCIAL ITEMS, NET (Summary of Other Financial Items) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Other Financial Items [Abstract]
Fair value gain/(loss) of designated derivatives (ineffective portion)	$ 138	$ (840)	$ 482
Fair value gain/(loss) on non-designated derivatives, net	(4,297)	(9,568)	3,917
Net cash payments on non-designated derivatives	(2,779)	(2,641)	(4,913)
Other items	(1,752)	(669)	(1,575)
Other financial items, net	$ (8,690)	$ (13,718)	$ (2,089)